Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Research and development expenses	£ (3,959)	£ (6,406)	£ (10,764)	£ (15,852)
Administrative expenses	(1,754)	(1,889)	(3,402)	(4,040)
Net foreign exchange (losses) gains	(564)	3,077	(1,259)	4,208
Operating loss	(6,277)	(5,218)	(15,425)	(15,684)
Finance income	178	132	465	163
Loss before tax	(6,099)	(5,086)	(14,960)	(15,521)
Income tax credit	685	1,194	1,679	3,226
Loss for the period	£ (5,414)	£ (3,892)	£ (13,281)	£ (12,295)
Basic loss per share	£ (0.1)	£ (0.07)	£ (0.25)	£ (0.24)
Diluted loss per share	£ (0.1)	£ (0.07)	£ (0.25)	£ (0.24)